Income taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax [Abstract]
U.S. federal net operating loss	$ 15.2
Taxable income	$ 6.1
Taxable income percentage	80.00%
Net change in valuation allowance	$ 11.3
Net change in valuation allowance	$ 6.0